Inventories	12 Months Ended
Dec. 31, 2020
INVENTORIES
Inventories	Inventories

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
INVENTORIES
Stockpile ore(2)	21.6	32.6
Work-in-process	9.3	8.3
Finished goods(1)	7.0	12.5
Supplies	55.4	56.6
Total current inventories	93.3	110.0
1.The amount of inventories recognized in operating expenses for the year ended December 31, 2020 were $323.2 million (2019 - $358.0 million).
2.For the year ended December 31, 2019, the Company wrote down $19.8 million of stockpile ore at Rainy River, of which $14.1 million was included in operating expenses and $5.7 million was included in depreciation and depletion, primarily resulting from the write down of the low-grade stockpile.